ACQUISITION OF GOLAR MARIA (Details) (Golar Maria [Member], USD $)	5 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Feb. 07, 2013
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment				$ 215,000,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed				89,500,000
Interest rate swap liability assumed				3,100,000
Purchase price adjustments on acquisition				5,506,000
Purchase consideration				127,910,000	[1]
Vessel and equipment				215,000,000
Cash				7,981,000
Fair value of interest rate swap				(3,096,000)
Long term debt				(89,525,000)
Other assets and liabilities				(2,450,000)
Subtotal net assets acquired				(127,910,000)
Difference between the purchase price and fair value of net assets acquired				0
Cash consideration paid to Golar				125,500,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	11,500,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	6,100,000
Revenues		156,186,000	142,036,000
Net income		$ 64,495,000	$ 65,450,000
Common Units [Member]
Business Acquisition [Line Items]
Earnings per unit (basic and diluted):		$ 1.03	$ 1.32
Subordinated Units [Member]
Business Acquisition [Line Items]
Earnings per unit (basic and diluted):		$ 1.01	$ 0.87
General Partner [Member]
Business Acquisition [Line Items]
Earnings per unit (basic and diluted):		$ 2.64	$ 1.14

[1]	The purchase consideration of $127.9 million comprises the following:(in thousands of $) Cash consideration paid to Golar125,500Adjustment for the interest rate swap liability assumed(3,096)Purchase price adjustments5,506 127,910